Other assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Other assets
Long-term rental deposits	¥ 68,571		¥ 74,497
Contract assets	33,926		54,446
Prepayments for purchase of property and equipment			815
Subtotal	102,497		129,758
Less: allowance for doubtful accounts	(31,280)		(28,819)	¥ 0
Total	¥ 71,217	$ 9,757	¥ 100,939